Trade Receivables, Net - Schedule of Movements in Allowance for ECLs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in Allowance for Ecls [Abstract]
At the beginning of the year	¥ (2,324)	¥ (66,981)
Impairment losses, net	(3,785)	(1,924)
Amount written off as uncollectible		66,581
At the end of the year	¥ (6,109)	¥ (2,324)